Long-Term Debt - Schedule of Estimated Fair Value of Debt (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument, Redemption [Line Items]
Estimated fair value debt	$ 2,226.7	$ 2,242.2
Revolving line of credit with lenders, interest at base rate plus margin, as defined (4.42% and 4.16% at December 31, 2015 and 2014, respectively) due quarterly; balance due at maturity on October 2017
Debt Instrument, Redemption [Line Items]
Estimated fair value debt	32.0	0.0
Senior Notes
Debt Instrument, Redemption [Line Items]
Estimated fair value debt	555.5	550.0
Term B Loan
Debt Instrument, Redemption [Line Items]
Estimated fair value debt	$ 1,639.2	$ 1,692.2